Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Funds listed below:
Invesco Global Advantage Fund
Invesco Global Growth Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the Invesco Global Advantage Fund prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager (lead)	2011
Matthew Dennis	Portfolio Manager (lead)	2010
Barrett Sides	Portfolio Manager (lead)	2010
Clas Olsson	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the Invesco Global Advantage Fund prospectus:
•	“Ryan Amerman, (lead manager with respect to the domestic portion of the Fund’s portfolio), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1996.

•	Matthew Dennis, (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

•	Barrett Sides, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1990.

•	Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the Invesco Global Growth Fund prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager (lead)	2011
Matthew Dennis	Portfolio Manager (lead)	2003
Barrett Sides	Portfolio Manager (lead)	1999
Clas Olsson	Portfolio Manager	1997”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the Invesco Global Growth Fund prospectus:
•	“Ryan Amerman, (lead manager with respect to the domestic portion of the Fund’s portfolio), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1996.

•	Matthew Dennis, (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.

•	Barrett Sides, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1990.

•	Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994.”

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